Metals business and investigations	6 Months Ended
Apr. 30, 2020
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Metals business and investigations
22.	Metals business and investigations
In line with its strategy and as announced on April 28, 2020, the Bank has made the decision to wind-down the metals business. The Bank has reserved
$232
million in respect of certain matters as described below as well as certain costs related to the wind-down of the metals business.
The Commodity Futures Trading Commission (“CFTC”) and
the U.S. Department of Justice’s Criminal Division are conducting investigations into the Bank’s activities and trading practices in the metals markets and related conduct. The CFTC is also conducting an investigation into the Bank’s practices and processes related to the provision of pre-trade mid-market marks and related conduct. The Bank continues to respond to requests for information related to these investigations and is engaging in settlement discussions with the applicable authorities. Although settlement discussions and the wind-down process are ongoing, the Bank currently does not expect the final costs associated with settlement of the foregoing matters and the wind-down of the metals business to be material to the Bank.